CLEARING HOUSE PERFORMANCE BONDS AND GUARANTEE FUNDS	9 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
CLEARING HOUSE PERFORMANCE BONDS AND GUARANTEE FUNDS	CLEARING HOUSE PERFORMANCE BONDS AND GUARANTEE FUNDS
Clearing members involved in clearing commodity futures and options are required to provide margin and security deposits with the clearing house as performance bonds and guarantee funds in order to meet their financial obligations and as protection against potential losses or default. MIAX Futures policy allows clearing members to deposit cash or U.S. Treasury Bills in order to satisfy the required margin and security deposits.
As of December 31, 2024 and December 31, 2023, the Company had performance bonds and guarantee funds totaling $413.2 million and $427.3 million respectively, as summarized below (in thousands):

	December 31, 2024
	Cash	U.S. Treasury Bills (1)	Total
Margin deposits	$38,594	$315,148	$353,742
Security deposits	49,150	10,266	59,416
Total performance bonds and guarantee funds	$87,744	$325,414	$413,158

	December 31, 2023
	Cash	U.S. Treasury Bills (1)	Total
Margin deposits	$19,654	$351,486	$371,140
Security deposits	48,193	7,973	56,166
Total performance bonds and guarantee funds	$67,847	$359,459	$427,306
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(1)The U.S. Treasury Bills are not reflected in the consolidated balance sheets, as MIAX Futures does not take economic ownership of these securities
MIAX Futures is required, under the Commodity Exchange Act, to segregate cash and securities deposited by clearing members on behalf of their customers. Exchange rules require a segregation of all funds deposited by clearing members from operating funds. The amount of cash and securities deposited may fluctuate significantly over time due to the quantity of open MIAX Futures positions, margin and security requirements, investment choices by clearing members, and market valuations of securities.
Cash deposited as performance bonds and guarantee funds is included on the consolidated balance sheets because the cash is deposited in MIAX Futures controlled bank accounts. Effective October 1, 2023, MIAX Futures at its discretion, may distribute interest earned on the cash balances that are posted for margin and security deposits. For the year ended December 31, 2024, MIAX Futures distributed interest amounting to $1.7 million, which is reflected within other cost of revenues in the consolidated statement of operations. For the year December 31, 2023, MIAX Futures distributed interest amounting to $0.4 million. U.S. Treasury Bills deposited by the clearing members are not reflected on the consolidated balance sheets as MIAX Futures does not take economic ownership of these securities or have the right to sell or re-pledge, and MIAX Futures does not earn interest on these. These U.S. Treasury Bills are held at a nominee account in MIAX Futures’ name for the benefit of the clearing members and are immediately accessible by MIAX Futures in the event of a default.
CLEARING HOUSE PERFORMANCE BONDS AND GUARANTEE FUNDS
Clearing members involved in clearing commodity futures and options are required to provide margin and security deposits with the clearing house as performance bonds and guarantee funds in order to meet their financial obligations and as protection against potential losses or default. MIAX Futures policy allows clearing members to deposit cash or U.S. Treasury Bills in order to satisfy the required margin and security deposits.
As of September 30, 2025 and December 31, 2024, the Company had performance bonds and guarantee funds totaling $308.1 million and $413.2 million respectively, as summarized below (in thousands):

	September 30, 2025
	Cash	U.S. Treasury Bills (1)	Total
Margin deposits	$35,579	$216,621	$252,200
Security deposits	50,625	5,277	55,902
Total performance bonds and guarantee funds	$86,204	$221,898	$308,102

	December 31, 2024
	Cash	U.S. Treasury Bills (1)	Total
Margin deposits	$38,594	$315,148	$353,742
Security deposits	49,150	10,266	59,416
Total performance bonds and guarantee funds	$87,744	$325,414	$413,158
__________________
1.The U.S. Treasury Bills are not reflected in the condensed consolidated balance sheets, as MIAX Futures does not take economic ownership of these securities
MIAX Futures is required, under the Commodity Exchange Act, to segregate cash and securities deposited by clearing members on behalf of their customers. Exchange rules require a segregation of all funds deposited by clearing members from operating funds. The amount of cash and securities deposited may fluctuate significantly over time due to the quantity of open MIAX Futures positions, margin and security requirements, investment choices by clearing members, and market valuations of securities.
Cash deposited as performance bonds and guarantee funds is included on the condensed consolidated balance sheets because the cash is deposited in MIAX Futures controlled bank accounts. MIAX Futures at its discretion, may distribute interest earned on the cash balances that are posted for margin and security deposits. For the three months ended September 30, 2025 and 2024, MIAX Futures distributed interest amounting to $0.3 million and $0.5 million, respectively and for the nine months ended September 30, 2025 and 2024, MIAX Futures distributed interest amounting to $0.9 million and $1.4 million, respectively, which is reflected within other cost of revenues in the condensed consolidated statement of operations. U.S. Treasury Bills deposited by the clearing members are not reflected on the condensed consolidated balance sheets as MIAX Futures does not take economic ownership of these securities or have the right to sell or re-pledge, and MIAX Futures does not earn interest on these. These U.S. Treasury Bills are held at a nominee account in MIAX Futures’ name for the benefit of the clearing members and are immediately accessible by MIAX Futures in the event of a default.